EQUITY INCENTIVE PLANS - Disclosure of detailed information about share options valuation assumptions (Details)					1 Months Ended	12 Months Ended
	Oct. 01, 2021 CAD ($) shares year $ / shares	Nov. 09, 2020 CAD ($) shares year $ / shares	Jul. 27, 2020 CAD ($) shares year $ / shares	Jun. 11, 2020 CAD ($) shares year $ / shares	Jul. 19, 2021 CAD ($) shares year $ / shares	Dec. 31, 2021 Share	Dec. 31, 2020 Share
Equity Incentive Plans [Abstract]
Stock options granted	100,000	200,000	1,950,000	200,000	210,000	310,000	2,350,000
Exercise price | $ / shares	$ 1.85	$ 1.41	$ 1.66	$ 1.11	$ 2.22
Market price	$ 1.85	$ 1.41	$ 1.61	$ 1.11	$ 2.17
Expected option term (years) | year	3.0	3.0	3.0	3.0	3.0
Expected stock price volatility	62.20%	58.00%	56.60%	49.70%	62.10%
Average risk-free interest rate	0.65%	0.31%	0.29%	0.27%	0.57%
Expected forfeiture rate	0.00%	0.00%	0.00%	0.00%	0.00%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
FAIR VALUE ASSIGNED	$ 77,000	$ 109,000	$ 1,159,000	$ 75,000	$ 186,000